Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 123,049		$ 111,990
Unallocated corporate costs	(23,811)	[1]	(16,820)	[1]	$ (1,146)
Depreciation and amortization	(70,353)		(68,269)
Share-based compensation	(18,053)		(8,141)
Restructuring and other costs	(8,841)		(7,785)
Impairment expense on goodwill and other assets	(152)		(1,282)
Other income, net	4,294		823
(Loss) / gain on disposal of subsidiaries and other assets, net	(758)		626
Interest expense, net	(33,846)		(33,673)
Loss before taxes	$ (28,471)		$ (22,531)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.